Leases (Details) - Schedule of Finance and Operating Lease Liabilities - Previously Reported [Member] - VASO CORPORATION [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of Finance and Operating Lease Liabilities [Line Items]
Finance leases	$ 122	$ 222
Operating leases	745	562
Lease liabilities - current	867	784
Finance leases	96	218
Operating leases	823	352
Lease liabilities - net of current portion	$ 919	$ 570